Short term investments (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short-term Investments
Marketable securities	$ 5,855,371	¥ 41,730,060	¥ 18,411,162